UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04257

Deutsche DWS Variable Series I

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1.	Reports to Stockholders.

(a)

DWS CROCI® International VIP

Class A

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about DWS CROCI® International VIP (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	80,532,853
Number of Portfolio Holdings	80
Portfolio Turnover Rate (%)	55
Total Net Advisory Fees Paid ($)	203,520

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	97%
Preferred Stocks	2%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	24%
Health Care	20%
Industrials	14%
Consumer Staples	10%
Materials	10%
Consumer Discretionary	6%
Energy	5%
Utilities	4%
Communication Services	3%
Information Technology	3%

Geographical Diversification

Country	% of Net Assets
Japan	24%
United Kingdom	19%
France	11%
Switzerland	7%
Spain	5%
Italy	5%
Germany	5%
Singapore	4%
Luxembourg	4%
Sweden	2%
Other	12%

Ten Largest Equity Holdings

Holdings	30.6% of Net Assets
Shionogi & Co., Ltd. (Japan)	4.4%
British American Tobacco PLC (United Kingdom)	3.7%
HSBC Holdings PLC (United Kingdom)	3.3%
Komatsu Ltd. (Japan)	3.0%
Banco Santander SA (Spain)	2.9%
Imperial Brands PLC (United Kingdom)	2.9%
TotalEnergies SE (France)	2.8%
Roche Holding AG (Switzerland)	2.6%
UniCredit SpA (Italy)	2.5%
Banco Bilbao Vizcaya Argentaria SA (Spain)	2.5%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Investing in foreign securities, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. The Fund will be managed on the premise that stocks with lower CROCI® Economic P/E Ratios may outperform stocks with higher CROCI® Economic P/E Ratios over time. This premise may not always be correct and prospective investors should evaluate this assumption prior to investing in the Fund. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

VS1cint-TSRS-A

R-101785-2 (08/25)

DWS Global Small Cap VIP

Class A

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about DWS Global Small Cap VIP (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.08%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	63,938,362
Number of Portfolio Holdings	148
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	168,391

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Financials	17%
Consumer Discretionary	13%
Information Technology	12%
Health Care	10%
Real Estate	7%
Materials	7%
Consumer Staples	4%
Energy	4%
Communication Services	4%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
United States	64%
Japan	7%
United Kingdom	7%
Canada	3%
France	3%
Korea	2%
Switzerland	2%
Italy	2%
Sweden	2%
Australia	1%
Other	5%

Ten Largest Equity Holdings

Holdings	17.5% of Net Assets
Casey's General Stores, Inc. (United States)	2.1%
Eiffage SA (France)	2.0%
MicroStrategy, Inc. (United States)	1.9%
Buzzi SpA (Italy)	1.8%
SkyWest, Inc. (United States)	1.8%
Stride, Inc. (United States)	1.7%
Lumentum Holdings, Inc. (United States)	1.6%
Bridgebio Pharma, Inc. (United States)	1.6%
TopBuild Corp. (United States)	1.5%
Drax Group PLC (United Kingdom)	1.5%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

VS1glosc-TSRS-A

R-101786-2 (08/25)

DWS Capital Growth VIP

Class A

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about DWS Capital Growth VIP (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.49%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	1,065,041,466
Number of Portfolio Holdings	72
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	1,868,974

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	46%
Communication Services	15%
Health Care	10%
Consumer Discretionary	10%
Financials	9%
Industrials	7%
Consumer Staples	1%
Real Estate	1%
Materials	1%

Ten Largest Equity Holdings

Holdings	53.7% of Net Assets
NVIDIA Corp.	12.2%
Microsoft Corp.	11.2%
Apple, Inc.	6.5%
Amazon.com, Inc.	6.0%
Alphabet, Inc.	4.1%
Meta Platforms, Inc.	3.8%
Broadcom, Inc.	2.6%
Netflix, Inc.	2.5%
Progressive Corp.	2.5%
Mastercard, Inc.	2.3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

VS1capgro-TSRS-A

R-101782-2 (08/25)

DWS Core Equity VIP

Class A

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about DWS Core Equity VIP (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	109,670,842
Number of Portfolio Holdings	94
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	208,627

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	31%
Financials	15%
Communication Services	11%
Consumer Discretionary	11%
Health Care	9%
Industrials	8%
Consumer Staples	5%
Energy	3%
Utilities	3%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	42.9% of Net Assets
Microsoft Corp.	9.5%
Apple, Inc.	7.6%
NVIDIA Corp.	5.4%
JPMorgan Chase & Co.	4.0%
Amazon.com, Inc.	3.7%
Alphabet, Inc.	3.5%
Meta Platforms, Inc.	2.9%
Oracle Corp.	2.3%
Visa, Inc.	2.2%
Walmart, Inc.	1.8%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Fund management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

VS1coreq-TSRS-A

R-101783-2 (08/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2025
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series I
DWS Capital Growth VIP

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
13	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Investment Portfolioas of June 30, 2025 (Unaudited)

	Shares	Value ($)
Common Stocks 99.2%
Communication Services 15.0%
Entertainment 6.0%
Live Nation Entertainment, Inc.*	55,274	8,361,851
Netflix, Inc.*	19,808	26,525,487
ROBLOX Corp. "A"*	87,423	9,196,900
Spotify Technology SA*	26,425	20,276,959
		64,361,197
Interactive Media & Services 7.9%
Alphabet, Inc. "A"	140,877	24,826,754
Alphabet, Inc. "C"	103,324	18,328,644
Meta Platforms, Inc. "A"	55,379	40,874,686
		84,030,084
Wireless Telecommunication Services 1.1%
T-Mobile U.S., Inc.	47,056	11,211,563
Consumer Discretionary 9.9%
Broadline Retail 6.0%
Amazon.com, Inc.*	290,307	63,690,453
Hotels, Restaurants & Leisure 1.5%
DraftKings, Inc. "A"*	133,282	5,716,465
Planet Fitness, Inc. "A"*	96,852	10,561,710
		16,278,175
Household Durables 0.6%
SharkNinja, Inc.*	64,406	6,375,550
Specialty Retail 1.5%
Burlington Stores, Inc.*	22,949	5,338,855
Home Depot, Inc.	29,921	10,970,236
		16,309,091
Textiles, Apparel & Luxury Goods 0.3%
Lululemon Athletica, Inc.*	12,561	2,984,242
Consumer Staples 1.1%
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp.	12,119	11,997,083
Financials 8.6%
Capital Markets 1.8%
Intercontinental Exchange, Inc.	64,754	11,880,417
Moody's Corp.	14,531	7,288,604
		19,169,021
Consumer Finance 0.6%
American Express Co.	21,045	6,712,934
Financial Services 3.7%
Mastercard, Inc. "A"	42,748	24,021,811
Visa, Inc. "A"	42,185	14,977,784
		38,999,595
	Shares	Value ($)
Insurance 2.5%
Progressive Corp.	98,618	26,317,200
Health Care 9.9%
Biotechnology 1.3%
Exact Sciences Corp.*	97,435	5,177,696
Vertex Pharmaceuticals, Inc.*	19,707	8,773,556
		13,951,252
Health Care Equipment & Supplies 4.9%
Boston Scientific Corp.*	129,515	13,911,206
Cooper Companies, Inc.*	68,562	4,878,872
Dexcom, Inc.*	118,551	10,348,317
Intuitive Surgical, Inc.*	18,691	10,156,876
Stryker Corp.	31,070	12,292,224
		51,587,495
Health Care Providers & Services 0.3%
UnitedHealth Group, Inc.	11,612	3,622,596
Health Care Technology 0.3%
Waystar Holding Corp.*	76,291	3,118,013
Life Sciences Tools & Services 1.6%
Danaher Corp.	31,138	6,151,001
Stevanato Group SpA (a)	156,277	3,817,847
Thermo Fisher Scientific, Inc.	17,857	7,240,299
		17,209,147
Pharmaceuticals 1.5%
Eli Lilly & Co.	11,485	8,952,902
Zoetis, Inc.	46,800	7,298,460
		16,251,362
Industrials 6.7%
Aerospace & Defense 0.6%
TransDigm Group, Inc.	4,270	6,493,133
Building Products 0.3%
Trex Co., Inc.*	58,645	3,189,115
Construction & Engineering 0.9%
Quanta Services, Inc.	26,376	9,972,238
Electrical Equipment 2.6%
AMETEK, Inc.	62,349	11,282,675
Eaton Corp. PLC	35,768	12,768,818
Vertiv Holdings Co. "A"	30,310	3,892,107
		27,943,600
Ground Transportation 1.3%
Uber Technologies, Inc.*	145,476	13,572,911
Professional Services 1.0%
TransUnion	53,581	4,715,128
Verisk Analytics, Inc.	16,893	5,262,170
		9,977,298
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 3

	Shares	Value ($)
Information Technology 46.5%
IT Services 2.3%
Accenture PLC "A"	22,841	6,826,946
Cloudflare, Inc. "A"*	45,850	8,978,806
Globant SA*	39,079	3,549,936
MongoDB, Inc.*	22,225	4,667,028
		24,022,716
Semiconductors & Semiconductor Equipment 16.5%
Analog Devices, Inc.	20,537	4,888,217
Applied Materials, Inc.	38,292	7,010,116
Broadcom, Inc.	101,900	28,088,735
NVIDIA Corp.	824,154	130,208,091
Texas Instruments, Inc.	27,281	5,664,081
		175,859,240
Software 21.2%
Adobe, Inc.*	7,433	2,875,679
Atlassian Corp. "A"*	51,244	10,407,144
Confluent, Inc. "A"*	143,217	3,570,400
CyberArk Software Ltd.*	31,625	12,867,580
Dynatrace, Inc.*	188,620	10,413,710
Guidewire Software, Inc.*	45,577	10,731,105
Intuit, Inc.	14,464	11,392,280
Microsoft Corp.	238,817	118,789,964
Oracle Corp.	29,042	6,349,452
Samsara, Inc. "A"*	73,739	2,933,337
ServiceNow, Inc.*	17,195	17,677,836
Synopsys, Inc.*	34,066	17,464,957
		225,473,444
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc.	338,585	69,467,485
Materials 0.6%
Construction Materials 0.6%
Vulcan Materials Co.	23,458	6,118,316
	Shares	Value ($)
Real Estate 0.9%
Real Estate Management & Development 0.9%
CBRE Group, Inc. "A"*	35,388	4,958,566
CoStar Group, Inc.*	64,325	5,171,730
		10,130,296
Total Common Stocks (Cost $325,950,663)		1,056,395,845
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c) (Cost $2,008,410)	2,008,410	2,008,410
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 4.37% (b) (Cost $9,766,769)	9,766,769	9,766,769

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $337,725,842)	100.3	1,068,171,024
Other Assets and Liabilities, Net	(0.3)	(3,129,558)
Net Assets	100.0	1,065,041,466
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c)
182,600	1,825,810 (d)	—	—	—	2,698	—	2,008,410	2,008,410
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 4.37% (b)
14,783,560	81,200,891	86,217,682	—	—	196,219	—	9,766,769	9,766,769
14,966,160	83,026,701	86,217,682	—	—	198,917	—	11,775,179	11,775,179

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2025 amounted to $1,943,187, which is 0.2% of net assets.

The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,056,395,845	$—	$—	$1,056,395,845
Short-Term Investments (a)	11,775,179	—	—	11,775,179
Total	$1,068,171,024	$—	$—	$1,068,171,024

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $325,950,663) — including $1,943,187 of securities loaned	$1,056,395,845
Investment in DWS Government & Agency Securities Portfolio (cost $2,008,410)*	2,008,410
Investment in DWS Central Cash Management Government Fund (cost $9,766,769)	9,766,769
Receivable for Fund shares sold	73,867
Dividends receivable	59,260
Affiliated securities lending income receivable	497
Foreign taxes recoverable	1,066
Other assets	10,533
Total assets	1,068,316,247
Liabilities
Payable upon return of securities loaned	2,008,410
Payable for Fund shares redeemed	788,969
Accrued management fee	313,771
Accrued Trustees' fees	8,739
Other accrued expenses and payables	154,892
Total liabilities	3,274,781
Net assets, at value	$1,065,041,466
Net Assets Consist of
Distributable earnings (loss)	803,068,338
Paid-in capital	261,973,128
Net assets, at value	$1,065,041,466
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($1,065,041,466 ÷ 25,983,114 outstanding shares of beneficial interest, $0.01 par value, unlimited number of shares authorized)	$40.99

*	Represents collateral on securities loaned.
for the six months ended June 30, 2025 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,454)	$2,804,859
Income distributions — DWS Central Cash Management Government Fund	196,219
Affiliated securities lending income	2,698
Total income	3,003,776
Expenses:
Management fee	1,868,974
Administration fee	489,715
Services to shareholders	958
Custodian fee	6,063
Professional fees	45,190
Reports to shareholders	17,831
Trustees' fees and expenses	17,012
Other	54,514
Total expenses	2,500,257
Net investment income	503,519
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	72,852,725
Change in net unrealized appreciation (depreciation) on investments	(2,577,699)
Net gain (loss)	70,275,026
Net increase (decrease) in net assets resulting from operations	$70,778,545
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024*
Operations:
Net investment income	$503,519	$577,135
Net realized gain (loss)	72,852,725	123,926,760
Change in net unrealized appreciation (depreciation)	(2,577,699)	119,577,559
Net increase (decrease) in net assets resulting from operations	70,778,545	244,081,454
Distributions to shareholders:
Class A	(124,267,890)	(81,170,726)
Class B	—	(325,641)
Total distributions	(124,267,890)	(81,496,367)
Fund share transactions:
Class A
Proceeds from shares sold	10,391,408	26,882,096
Reinvestment of distributions	124,267,890	81,170,726
Payments for shares redeemed	(93,151,525)	(168,599,550)
Net increase (decrease) in net assets from Class A share transactions	41,507,773	(60,546,728)
Class B
Proceeds from shares sold	—	439,374
Reinvestment of distributions	—	325,641
Payments for shares redeemed	—	(5,176,014)
Net increase (decrease) in net assets from Class B share transactions	—	(4,410,999)
Increase (decrease) in net assets	(11,981,572)	97,627,360
Net assets at beginning of period	1,077,023,038	979,395,678
Net assets at end of period	$1,065,041,466	$1,077,023,038

Other Information
Class A
Shares outstanding at beginning of period	24,495,194	25,769,843
Shares sold	256,819	659,315
Shares issued to shareholders in reinvestment of distributions	3,515,358	2,192,618
Shares redeemed	(2,284,257)	(4,126,582)
Net increase (decrease) in Class A shares	1,487,920	(1,274,649)
Shares outstanding at end of period	25,983,114	24,495,194
Class B
Shares outstanding at beginning of period	—	112,611
Shares sold	—	10,865
Shares issued to shareholders in reinvestment of distributions	—	8,881
Shares redeemed	—	(132,357)
Net increase (decrease) in Class B shares	—	(112,611)
Shares outstanding at end of period	—	—

*	Includes Class B for the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 7

Financial Highlights
DWS Capital Growth VIP — Class A
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$43.97	$37.84	$28.58	$49.11	$42.36	$33.24
Income (loss) from investment operations:
Net investment income[a]	.02	.02	.07	.03	.03	.09
Net realized and unrealized gain (loss)	2.36	9.43	10.61	(14.38)	9.29	11.69
Total from investment operations	2.38	9.45	10.68	(14.35)	9.32	11.78
Less distributions from:
Net investment income	(.02 )	(.08 )	(.03 )	(.03 )	(.10 )	(.18 )
Net realized gains	(5.34)	(3.24)	(1.39)	(6.15)	(2.47)	(2.48)
Total distributions	(5.36)	(3.32)	(1.42)	(6.18)	(2.57)	(2.66)
Net asset value, end of period	$40.99	$43.97	$37.84	$28.58	$49.11	$42.36
Total Return (%)	7.37 *	26.62	38.57	(30.74)	22.78	39.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,065	1,077	975	769	1,225	1,127
Ratio of expenses (%)[b]	.49 **	.49	.49	.49	.48	.49
Ratio of net investment income (%)	.10 **	.06	.22	.08	.08	.25
Portfolio turnover rate (%)	7 *	15	16	7	12	13

[a]	Based on average shares outstanding during the period.
[b]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of three diversified funds: DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP; and one non-diversified fund: DWS Capital Growth VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). A non-diversified fund may invest a greater proportion of its assets in a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market’s assessment of the issuers. These financial statements report on DWS Capital Growth VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 9

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2025, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the security loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

10 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2025, the aggregate cost of investments for federal income tax purposes was $338,249,567. The net unrealized appreciation for all investments based on tax cost was $729,921,457. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $741,760,479 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $11,839,022.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $74,160,800 and $151,413,878, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 11

investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.390%
Next $750 million of such net assets	.365%
Over $1 billion of such net assets	.340%
Accordingly, for the six months ended June 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund’s average daily net assets.
For the period January 1, 2025 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A at 0.73%.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $489,715, of which $82,189 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2025, the amounts charged to the Fund by DSC aggregated $566, of which $145 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $573, of which $290 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Ownership of the Fund
At June 30, 2025, two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 62% and 21%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2025.

12 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Capital Growth VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 13

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may

14 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS1capgro-BFE2024

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 15

VS1capgro-NCSRS

June 30, 2025
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series I
DWS Core Equity VIP

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
13	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Investment Portfolioas of June 30, 2025 (Unaudited)

	Shares	Value ($)
Common Stocks 99.1%
Communication Services 10.6%
Entertainment 3.2%
Netflix, Inc.*	442	591,896
Spotify Technology SA*	1,524	1,169,426
Take-Two Interactive Software, Inc.*	2,314	561,955
Walt Disney Co.	9,230	1,144,612
		3,467,889
Interactive Media & Services 6.3%
Alphabet, Inc. "C"	21,390	3,794,372
Meta Platforms, Inc. "A"	4,254	3,139,835
		6,934,207
Wireless Telecommunication Services 1.1%
T-Mobile U.S., Inc.	5,258	1,252,771
Consumer Discretionary 10.5%
Automobiles 2.0%
General Motors Co.	18,756	922,983
Tesla, Inc.*	4,068	1,292,241
		2,215,224
Broadline Retail 4.1%
Amazon.com, Inc.*	18,257	4,005,403
Coupang, Inc.*	16,675	499,583
		4,504,986
Hotels, Restaurants & Leisure 0.9%
DraftKings, Inc. "A"*	11,243	482,212
Hyatt Hotels Corp. "A"	3,601	502,880
		985,092
Household Durables 1.4%
PulteGroup, Inc.	14,680	1,548,153
Leisure Products 0.9%
Hasbro, Inc.	12,612	931,018
Specialty Retail 0.5%
TJX Companies, Inc.	4,299	530,883
Textiles, Apparel & Luxury Goods 0.7%
Deckers Outdoor Corp.*	7,807	804,667
Consumer Staples 5.3%
Beverages 1.5%
Constellation Brands, Inc. "A"	4,444	722,950
Molson Coors Beverage Co. "B"	19,253	925,877
		1,648,827
Consumer Staples Distribution & Retail 2.6%
Costco Wholesale Corp.	838	829,570
Walmart, Inc.	20,427	1,997,352
		2,826,922
	Shares	Value ($)
Household Products 0.3%
Clorox Co.	3,414	409,919
Personal Care Products 0.4%
Estee Lauder Companies, Inc. "A"	5,334	430,987
Tobacco 0.5%
Philip Morris International, Inc.	2,854	519,799
Energy 2.9%
Energy Equipment & Services 0.6%
Schlumberger NV	19,688	665,454
Oil, Gas & Consumable Fuels 2.3%
Cheniere Energy, Inc.	4,507	1,097,544
Chord Energy Corp.	3,249	314,666
Exxon Mobil Corp.	3,046	328,359
HF Sinclair Corp.	18,158	745,931
		2,486,500
Financials 14.6%
Banks 6.3%
Bank of America Corp.	17,463	826,349
JPMorgan Chase & Co.	15,297	4,434,753
Wells Fargo & Co.	20,661	1,655,360
		6,916,462
Capital Markets 4.9%
Ameriprise Financial, Inc.	2,713	1,448,009
Blackstone, Inc.	4,284	640,801
Cboe Global Markets, Inc.	4,740	1,105,415
Intercontinental Exchange, Inc.	2,993	549,126
KKR & Co., Inc.	4,222	561,653
S&P Global, Inc.	1,988	1,048,253
		5,353,257
Financial Services 3.0%
Apollo Global Management, Inc.	6,395	907,259
Visa, Inc. "A"	6,892	2,447,004
		3,354,263
Insurance 0.4%
Allstate Corp.	2,204	443,687
Health Care 9.3%
Biotechnology 3.7%
AbbVie, Inc.	10,317	1,915,042
Amgen, Inc.	4,833	1,349,422
Regeneron Pharmaceuticals, Inc.	1,437	754,425
		4,018,889
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	3,885	528,399
Becton Dickinson & Co.	1,186	204,288
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 3

	Shares	Value ($)
Medtronic PLC	5,370	468,103
STERIS PLC	2,322	557,791
		1,758,581
Health Care Providers & Services 1.5%
Cigna Group	2,749	908,764
Elevance Health, Inc.	834	324,393
Humana, Inc.	1,638	400,458
		1,633,615
Health Care Technology 0.6%
Veeva Systems, Inc. "A"*	2,183	628,660
Life Sciences Tools & Services 0.2%
Danaher Corp.	1,437	283,865
Pharmaceuticals 1.7%
Bristol-Myers Squibb Co.	14,417	667,363
Johnson & Johnson	5,713	872,661
Merck & Co., Inc.	3,664	290,042
		1,830,066
Industrials 8.3%
Aerospace & Defense 2.3%
Curtiss-Wright Corp.	1,054	514,932
GE Aerospace	1,922	494,704
Howmet Aerospace, Inc.	3,073	571,977
Lockheed Martin Corp.	1,915	886,913
		2,468,526
Building Products 1.2%
Owens Corning	9,340	1,284,437
Commercial Services & Supplies 2.0%
Veralto Corp.	3,066	309,513
Waste Management, Inc.	8,182	1,872,205
		2,181,718
Ground Transportation 0.1%
Union Pacific Corp.	684	157,375
Machinery 1.7%
Caterpillar, Inc.	4,766	1,850,209
Professional Services 1.0%
Automatic Data Processing, Inc.	1,998	616,183
Verisk Analytics, Inc.	1,603	499,334
		1,115,517
Information Technology 30.7%
Communications Equipment 0.6%
Cisco Systems, Inc.	10,053	697,477
IT Services 0.5%
Cloudflare, Inc. "A"*	2,794	547,149
Semiconductors & Semiconductor Equipment 9.2%
Advanced Micro Devices, Inc.*	5,991	850,123
Lam Research Corp.	5,707	555,519
Micron Technology, Inc.	12,086	1,489,600
	Shares	Value ($)
MKS, Inc.	2,876	285,759
NVIDIA Corp.	37,426	5,912,934
QUALCOMM, Inc.	6,096	970,849
		10,064,784
Software 12.8%
Fortinet, Inc.*	5,230	552,915
Microsoft Corp.	21,025	10,458,045
Oracle Corp.	11,351	2,481,669
ServiceNow, Inc.*	508	522,265
		14,014,894
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.	40,770	8,364,781
Materials 2.0%
Chemicals 0.9%
Corteva, Inc.	8,629	643,120
Mosaic Co.	10,236	373,409
		1,016,529
Containers & Packaging 0.5%
AptarGroup, Inc.	3,290	514,655
Metals & Mining 0.6%
Nucor Corp.	5,147	666,742
Real Estate 2.3%
Health Care REITs 0.5%
Medical Properties Trust, Inc. (a)	130,776	563,645
Industrial REITs 0.7%
Prologis, Inc.	7,516	790,082
Real Estate Management & Development 0.6%
Zillow Group, Inc. "C"*	9,303	651,675
Residential REITs 0.5%
AvalonBay Communities, Inc.	2,597	528,489
Utilities 2.6%
Electric Utilities 1.6%
FirstEnergy Corp.	8,886	357,750
NRG Energy, Inc.	8,927	1,433,498
		1,791,248
Independent Power & Renewable Electricity Producers 0.5%
Vistra Corp.	2,483	481,230
Multi-Utilities 0.5%
WEC Energy Group, Inc.	5,182	539,965
Total Common Stocks (Cost $54,654,497)		108,675,770
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

	Shares	Value ($)
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c) (Cost $620,825)	620,825	620,825
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.37% (b) (Cost $1,118,497)	1,118,497	1,118,497

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $56,393,819)	100.7	110,415,092
Other Assets and Liabilities, Net	(0.7)	(744,250)
Net Assets	100.0	109,670,842
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c)
1,156,525	—	535,700 (d)	—	—	2,900	—	620,825	620,825
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.37% (b)
1,376,833	9,027,200	9,285,536	—	—	18,164	—	1,118,497	1,118,497
2,533,358	9,027,200	9,821,236	—	—	21,064	—	1,739,322	1,739,322

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2025 amounted to $563,317, which is 0.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$108,675,770	$—	$—	$108,675,770
Short-Term Investments (a)	1,739,322	—	—	1,739,322
Total	$110,415,092	$—	$—	$110,415,092

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $54,654,497) — including $563,317 of securities loaned	$108,675,770
Investment in DWS Government & Agency Securities Portfolio (cost $620,825)*	620,825
Investment in DWS Central Cash Management Government Fund (cost $1,118,497)	1,118,497
Receivable for Fund shares sold	21,682
Dividends receivable	53,592
Affiliated securities lending income receivable	171
Other assets	945
Total assets	110,491,482
Liabilities
Payable upon return of securities loaned	620,825
Payable for Fund shares redeemed	97,743
Accrued management fee	34,333
Accrued Trustees' fees	962
Other accrued expenses and payables	66,777
Total liabilities	820,640
Net assets, at value	$109,670,842
Net Assets Consist of
Distributable earnings (loss)	59,131,934
Paid-in capital	50,538,908
Net assets, at value	$109,670,842
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($109,670,842 ÷ 8,716,600 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.58

*	Represents collateral on securities loaned.
for the six months ended June 30, 2025 (Unaudited)

Investment Income
Income:
Dividends	$704,980
Income distributions — DWS Central Cash Management Government Fund	18,164
Affiliated securities lending income	2,900
Total income	726,044
Expenses:
Management fee	208,627
Administration fee	51,889
Services to shareholders	676
Custodian fee	2,295
Audit fee	26,020
Legal fees	8,502
Tax fees	3,815
Reports to shareholders	13,605
Trustees' fees and expenses	2,987
Other	6,334
Total expenses	324,750
Net investment income	401,294
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	5,065,004
Change in net unrealized appreciation (depreciation) on investments	(1,111,499)
Net gain (loss)	3,953,505
Net increase (decrease) in net assets resulting from operations	$4,354,799
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024*
Operations:
Net investment income	$401,294	$916,744
Net realized gain (loss)	5,065,004	11,553,495
Change in net unrealized appreciation (depreciation)	(1,111,499)	8,735,799
Net increase (decrease) in net assets resulting from operations	4,354,799	21,206,038
Distributions to shareholders:
Class A	(12,464,708)	(7,071,480)
Class B	—	(132,127)
Total distributions	(12,464,708)	(7,203,607)
Fund share transactions:
Class A
Proceeds from shares sold	715,290	1,684,660
Reinvestment of distributions	12,464,708	7,071,480
Payments for shares redeemed	(10,440,217)	(15,426,421)
Net increase (decrease) in net assets from Class A share transactions	2,739,781	(6,670,281)
Class B
Proceeds from shares sold	—	8,284
Reinvestment of distributions	—	132,127
Payments for shares redeemed	—	(2,430,392)
Net increase (decrease) in net assets from Class B share transactions	—	(2,289,981)
Increase (decrease) in net assets	(5,370,128)	5,042,169
Net assets at beginning of period	115,040,970	109,998,801
Net assets at end of period	$109,670,842	$115,040,970

Other Information
Class A
Shares outstanding at beginning of period	8,365,087	8,811,319
Shares sold	56,537	130,002
Shares issued to shareholders in reinvestment of distributions	1,119,920	581,536
Shares redeemed	(824,944)	(1,157,770)
Net increase (decrease) in Class A shares	351,513	(446,232)
Shares outstanding at end of period	8,716,600	8,365,087
Class B
Shares outstanding at beginning of period	—	175,875
Shares sold	—	620
Shares issued to shareholders in reinvestment of distributions	—	10,857
Shares redeemed	—	(187,352)
Net increase (decrease) in Class B shares	—	(175,875)
Shares outstanding at end of period	—	—

*	Includes Class B for the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 7

Financial Highlights
DWS Core Equity VIP — Class A
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$13.75	$12.24	$10.47	$14.52	$12.23	$11.31
Income (loss) from investment operations:
Net investment income[a]	.05	.10	.11	.10	.09	.11
Net realized and unrealized gain (loss)	.37	2.24	2.42	(2.25)	2.91	1.47
Total from investment operations	.42	2.34	2.53	(2.15)	3.00	1.58
Less distributions from:
Net investment income	(.11 )	(.11 )	(.11 )	(.10 )	(.10 )	(.15 )
Net realized gains	(1.48)	(.72 )	(.65 )	(1.80)	(.61 )	(.51 )
Total distributions	(1.59)	(.83 )	(.76 )	(1.90)	(.71 )	(.66 )
Net asset value, end of period	$12.58	$13.75	$12.24	$10.47	$14.52	$12.23
Total Return (%)	4.61 *	20.08	25.57 [b]	(15.53)[b]	25.30	16.13
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	110	115	108	94	121	107
Ratio of expenses before expense reductions (%)[c]	.61 **	.59	.61	.61	.59	.62
Ratio of expenses after expense reductions (%)[c]	.61 **	.59	.60	.60	.59	.62
Ratio of net investment income (%)	.75 **	.79	.97	.85	.66	1.01
Portfolio turnover rate (%)	16 *	17	29	29	34	45

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of three diversified funds: DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP; and one non-diversified fund: DWS Capital Growth VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Core Equity VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 9

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2025, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which

10 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2025, the aggregate cost of investments for federal income tax purposes was $56,663,732. The net unrealized appreciation for all investments based on tax cost was $53,751,360. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $56,307,378 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $2,556,018.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $17,386,386 and $26,438,447, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.390%
Next $750 million of such net assets	.365%
Over $1 billion of such net assets	.340%

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 11

Accordingly, for the six months ended June 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.39% of the Fund’s average daily net assets.
For the period from January 1, 2025 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A shares at 0.66%.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $51,889, of which $8,539 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2025, the amounts charged to the Fund by DSC aggregated $449, of which $143 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $440, of which $309 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Ownership of the Fund
At June 30, 2025, two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 60% and 14%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2025.

12 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Core Equity VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three-year period and has underperformed its benchmark in the one- and five-year periods ended December 31, 2023.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 13

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may

14 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS1coreq-BFE2024

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 15

VS1coreq-NCSRS

June 30, 2025
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series I
DWS CROCI® International VIP

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
14	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Investment Portfolioas of June 30, 2025 (Unaudited)

	Shares	Value ($)
Common Stocks 97.1%
Australia 2.2%
BHP Group Ltd. (Cost $1,528,493)	71,804	1,733,640
Austria 1.4%
Verbund AG (Cost $1,049,507)	14,442	1,109,122
Belgium 0.3%
Anheuser-Busch InBev SA (Cost $186,181)	2,934	201,810
Denmark 1.1%
Danske Bank A/S (Cost $650,137)	22,648	924,743
Finland 1.7%
Fortum Oyj	22,770	426,008
Nokia Oyj	102,796	533,435
Nordea Bank Abp	29,852	444,176
(Cost $1,107,868)		1,403,619
France 10.9%
BNP Paribas SA	14,402	1,298,034
Credit Agricole SA	57,992	1,098,049
Pernod Ricard SA	2,777	276,565
Sanofi SA	18,005	1,739,549
Societe Generale SA	3,655	209,637
Sodexo SA	4,220	259,526
Teleperformance SE	4,613	448,054
TotalEnergies SE	37,089	2,271,688
Vinci SA	8,243	1,216,090
(Cost $8,002,712)		8,817,192
Germany 3.0%
Bayer AG (Registered)	12,834	386,737
Deutsche Post AG	4,387	202,676
Deutsche Telekom AG (Registered)	16,554	604,415
HOCHTIEF AG	1,160	228,833
Siemens AG (Registered)	3,219	825,061
TUI AG*	22,693	198,450
(Cost $2,209,783)		2,446,172
Hong Kong 1.8%
Hong Kong & China Gas Co., Ltd.	610,000	513,263
Yue Yuen Industrial Holdings Ltd.	590,000	903,002
(Cost $1,460,912)		1,416,265
Ireland 2.2%
DCC PLC	21,324	1,385,603
James Hardie Industries PLC (CDI)*	13,089	356,847
(Cost $1,672,683)		1,742,450
	Shares	Value ($)
Israel 0.5%
Teva Pharmaceutical Industries Ltd. (ADR)* (Cost $179,957)	21,963	368,100
Italy 4.8%
Enel SpA	34,825	331,078
Intesa Sanpaolo SpA	262,749	1,517,085
UniCredit SpA	30,391	2,043,123
(Cost $1,748,702)		3,891,286
Japan 24.5%
ANA Holdings, Inc.	12,800	250,508
Astellas Pharma, Inc.	155,800	1,529,606
Central Japan Railway Co.	12,900	289,152
Denso Corp.	21,400	288,573
Dentsu Group, Inc. (a)	31,200	691,912
Kansai Electric Power Co., Inc.	52,100	617,275
Komatsu Ltd.	73,800	2,423,737
Mitsui OSK Lines Ltd.	37,600	1,255,213
Nitto Denko Corp.	73,800	1,421,581
Ono Pharmaceutical Co., Ltd.	172,000	1,860,383
Osaka Gas Co., Ltd.	9,000	231,090
Otsuka Holdings Co., Ltd.	14,300	708,074
Sekisui House Ltd.	36,600	807,083
Shin-Etsu Chemical Co., Ltd.	10,900	359,823
Shionogi & Co., Ltd.	195,600	3,522,584
Subaru Corp.	78,700	1,368,944
Suzuki Motor Corp.	62,700	757,837
Takeda Pharmaceutical Co., Ltd.	28,700	884,996
Tokyo Electron Ltd.	1,200	229,153
Toyota Motor Corp.	12,800	220,694
(Cost $18,079,229)		19,718,218
Luxembourg 4.0%
ArcelorMittal SA	39,204	1,243,511
Tenaris SA	106,458	1,997,900
(Cost $2,633,651)		3,241,411
Singapore 4.5%
Oversea-Chinese Banking Corp., Ltd.	143,900	1,849,094
United Overseas Bank Ltd.	15,500	438,801
Venture Corp. Ltd.	145,600	1,307,962
(Cost $3,077,595)		3,595,857
Spain 5.4%
Banco Bilbao Vizcaya Argentaria SA	131,470	2,020,066
Banco Santander SA	285,933	2,365,684
(Cost $2,413,832)		4,385,750
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 3

	Shares	Value ($)
Sweden 2.5%
Skandinaviska Enskilda Banken AB "A"	16,240	283,529
Volvo AB "B"	60,254	1,691,715
(Cost $1,694,002)		1,975,244
Switzerland 6.5%
Holcim AG	11,326	842,873
Nestle SA (Registered)	8,822	877,427
Novartis AG (Registered)	11,705	1,422,085
Roche Holding AG (Genusschein)	6,446	2,096,386
(Cost $4,423,667)		5,238,771
United Kingdom 18.8%
Barclays PLC	187,009	864,440
British American Tobacco PLC	63,441	3,009,688
easyJet PLC	41,648	304,276
GSK PLC	64,167	1,220,673
HSBC Holdings PLC	218,151	2,640,222
Imperial Brands PLC	59,501	2,349,595
International Consolidated Airlines Group SA	99,011	462,934
ITV PLC	1,288,452	1,457,862
Lloyds Banking Group PLC	514,439	542,180
NatWest Group PLC	88,990	625,414
Reckitt Benckiser Group PLC	4,742	322,235
Rio Tinto PLC	23,487	1,369,192
(Cost $12,174,454)		15,168,711
United States 1.0%
Amrize Ltd.*	11,326	564,979
Carnival PLC*	9,480	240,224
(Cost $463,123)		805,203
Total Common Stocks (Cost $64,756,488)		78,183,564
	Shares	Value ($)
Preferred Stocks 1.6%
Germany
Henkel AG & Co. KGaA (Cost $1,336,429)	16,996	1,334,903
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c) (Cost $651,000)	651,000	651,000
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 4.37% (b) (Cost $625,145)	625,145	625,145

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $67,369,062)	100.3	80,794,612
Other Assets and Liabilities, Net	(0.3)	(261,759)
Net Assets	100.0	80,532,853
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c)
—	651,000 (d)	—	—	—	17,066	—	651,000	651,000
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 4.37% (b)
380,311	5,891,237	5,646,403	—	—	7,567	—	625,145	625,145
380,311	6,542,237	5,646,403	—	—	24,633	—	1,276,145	1,276,145

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2025 amounted to $620,948, which is 0.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

ADR: American Depositary Receipt
CDI: Chess Depositary Interest
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,733,640	$—	$1,733,640
Austria	—	1,109,122	—	1,109,122
Belgium	—	201,810	—	201,810
Denmark	—	924,743	—	924,743
Finland	—	1,403,619	—	1,403,619
France	—	8,817,192	—	8,817,192
Germany	—	2,446,172	—	2,446,172
Hong Kong	—	1,416,265	—	1,416,265
Ireland	—	1,742,450	—	1,742,450
Israel	368,100	—	—	368,100
Italy	—	3,891,286	—	3,891,286
Japan	—	19,718,218	—	19,718,218
Luxembourg	—	3,241,411	—	3,241,411
Singapore	—	3,595,857	—	3,595,857
Spain	—	4,385,750	—	4,385,750
Sweden	—	1,975,244	—	1,975,244
Switzerland	—	5,238,771	—	5,238,771
United Kingdom	—	15,168,711	—	15,168,711
United States	—	805,203	—	805,203
Preferred Stocks	—	1,334,903	—	1,334,903
Short-Term Investments (a)	1,276,145	—	—	1,276,145
Total	$1,644,245	$79,150,367	$—	$80,794,612

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $66,092,917) — including $620,948 of securities loaned	$79,518,467
Investment in DWS Government & Agency Securities Portfolio (cost $651,000)*	651,000
Investment in DWS Central Cash Management Government Fund (cost $625,145)	625,145
Foreign currency, at value (cost $76,752)	77,967
Receivable for Fund shares sold	56,172
Dividends receivable	143,637
Affiliated securities lending income receivable	267
Foreign taxes recoverable	289,188
Other assets	744
Total assets	81,362,587
Liabilities
Payable upon return of securities loaned	651,000
Payable for Fund shares redeemed	77,519
Accrued management fee	34,997
Accrued Trustees' fees	1,298
Other accrued expenses and payables	64,920
Total liabilities	829,734
Net assets, at value	$80,532,853
Net Assets Consist of
Distributable earnings (loss)	(7,743,584)
Paid-in capital	88,276,437
Net assets, at value	$80,532,853
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($80,532,853 ÷ 9,142,911 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.81

*	Represents collateral on securities loaned.
for the six months ended June 30, 2025 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $205,723)	$2,058,340
Income distributions — DWS Central Cash Management Government Fund	7,567
Affiliated securities lending income	17,066
Total income	2,082,973
Expenses:
Management fee	247,491
Administration fee	36,933
Services to shareholders	665
Custodian fee	9,683
Audit fee	28,872
Legal fees	9,027
Tax fees	2,984
Reports to shareholders	12,452
Trustees' fees and expenses	2,143
Proxy fees	22,181
Other	6,394
Total expenses before expense reductions	378,825
Expense reductions	(44,425)
Total expenses after expense reductions	334,400
Net investment income	1,748,573
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	7,903,113
Foreign currency	18,270
7,921,383
Change in net unrealized appreciation (depreciation) on:
Investments	5,819,950
Foreign currency	36,733
5,856,683
Net gain (loss)	13,778,066
Net increase (decrease) in net assets resulting from operations	$15,526,639
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024*
Operations:
Net investment income	$1,748,573	$2,221,760
Net realized gain (loss)	7,921,383	2,424,381
Change in net unrealized appreciation (depreciation)	5,856,683	(2,802,903)
Net increase (decrease) in net assets resulting from operations	15,526,639	1,843,238
Distributions to shareholders:
Class A	(2,189,588)	(2,448,644)
Class B	—	(9,550)
Total distributions	(2,189,588)	(2,458,194)
Fund share transactions:
Class A
Proceeds from shares sold	1,368,677	3,544,153
Reinvestment of distributions	2,189,588	2,448,644
Payments for shares redeemed	(7,901,168)	(8,370,194)
Net increase (decrease) in net assets from Class A share transactions	(4,342,903)	(2,377,397)
Class B
Proceeds from shares sold	—	12,292
Reinvestment of distributions	—	9,550
Payments for shares redeemed	—	(366,478)
Net increase (decrease) in net assets from Class B share transactions	—	(344,636)
Increase (decrease) in net assets	8,994,148	(3,336,989)
Net assets at beginning of period	71,538,705	74,875,694
Net assets at end of period	$80,532,853	$71,538,705

Other Information
Class A
Shares outstanding at beginning of period	9,673,446	9,981,646
Shares sold	166,231	474,775
Shares issued to shareholders in reinvestment of distributions	264,763	332,696
Shares redeemed	(961,529)	(1,115,671)
Net increase (decrease) in Class A shares	(530,535)	(308,200)
Shares outstanding at end of period	9,142,911	9,673,446
Class B
Shares outstanding at beginning of period	—	46,700
Shares sold	—	1,656
Shares issued to shareholders in reinvestment of distributions	—	1,292
Shares redeemed	—	(49,648)
Net increase (decrease) in Class B shares	—	(46,700)
Shares outstanding at end of period	—	—

*	Includes Class B for the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 7

Financial Highlights
DWS CROCI® International VIP — Class A
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$7.40	$7.47	$6.49	$7.72	$7.24	$7.35
Income (loss) from investment operations:
Net investment income[a]	.19	.23	.24	.24	.21	.12
Net realized and unrealized gain (loss)	1.46	(.05 )	.97	(1.25)	.46	.00 *
Total from investment operations	1.65	.18	1.21	(1.01)	.67	.12
Less distributions from:
Net investment income	(.24 )	(.25 )	(.23 )	(.22 )	(.19 )	(.23 )
Net asset value, end of period	$8.81	$7.40	$7.47	$6.49	$7.72	$7.24
Total Return (%)[b]	22.51 **	2.45	18.95	(13.19)	9.24	2.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	81	72	75	68	83	79
Ratio of expenses before expense reductions (%)[c]	.97 ***	.94	.95	.95	.93	.99
Ratio of expenses after expense reductions (%)[c]	.85 ***	.84	.86	.86	.87	.87
Ratio of net investment income (%)	4.62 ***	3.00	3.40	3.58	2.76	1.88
Portfolio turnover rate (%)	55 **	60	69	62	66	67

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of three diversified funds: DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP; and one non-diversified fund: DWS Capital Growth VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS CROCI® International VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 9

American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2025, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that

10 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At December 31, 2024, the Fund had net tax basis capital loss carryforwards of $30,563,890, including short-term losses ($13,027,159) and long-term losses ($17,536,731), which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2025, the aggregate cost of investments for federal income tax purposes was $67,628,907. The net unrealized appreciation for all investments based on tax cost was $13,165,705. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $13,881,337 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $715,632.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 11

B.
Purchases and Sales of Securities
During the six months ended June 30, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $41,799,462 and $46,812,065, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.650%
Over $500 million of such net assets	.600%
Accordingly, for the six months ended June 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund’s average daily net assets.
For the period from January 1, 2025 through April 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A shares at 0.82%.
For the six months ended June 30, 2025, fees waived and/or expenses reimbursed for Class A are $44,425.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $36,933, of which $6,311 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2025, the amounts charged to the Fund by DSC aggregated $454, of which $145 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $448, of which $324 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Ownership of the Fund
At June 30, 2025, three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 49%, 12% and 12%, respectively.

12 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2025.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 13

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS CROCI® International VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period, has performed equal to its benchmark for the one-year period and has underperformed its benchmark in the three-year period ended December 31, 2023.

14 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 15

have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS1cint-BFE2024

16 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

VS1cint-NCSRS

June 30, 2025
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series I
DWS Global Small Cap VIP

Contents
3	Investment Portfolio
7	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
14	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Investment Portfolioas of June 30, 2025 (Unaudited)

	Shares	Value ($)
Common Stocks 98.2%
Australia 1.2%
DroneShield Ltd. REG S*	208,715	314,340
Orora Ltd.	343,099	426,940
(Cost $587,625)		741,280
Canada 3.4%
Aecon Group, Inc.	24,038	363,108
Badger Infrastructure Solutions Ltd.	6,877	240,285
Finning International, Inc.	21,934	937,762
Richelieu Hardware Ltd.	7,028	188,841
Russel Metals, Inc.	13,366	430,401
(Cost $1,709,737)		2,160,397
Denmark 0.7%
Royal Unibrew A/S (Cost $372,968)	5,603	457,745
Finland 0.2%
Kemira Oyj (Cost $154,321)	6,419	148,797
France 3.4%
Alten SA	4,851	424,953
Eiffage SA	9,155	1,286,945
Unibail-Rodamco-Westfield (REIT)*	1,312	125,813
Vallourec SACA (a)	16,583	306,507
(Cost $1,819,935)		2,144,218
Germany 0.7%
Scout24 SE 144A (Cost $301,589)	3,321	458,471
Hong Kong 0.6%
PCCW Ltd. (Cost $309,406)	554,000	376,020
Ireland 0.6%
Dalata Hotel Group PLC	27,526	209,393
Dole PLC (b)	14,282	199,805
(Cost $277,778)		409,198
Italy 1.8%
Buzzi SpA (Cost $438,143)	20,694	1,150,144
Japan 6.6%
Denka Co., Ltd.	37,500	514,240
EDION Corp.	37,000	541,367
Itoham Yonekyu Holdings, Inc.	8,600	292,493
Kaken Pharmaceutical Co., Ltd.	17,400	461,076
Nextage Co., Ltd.	18,200	219,639
Nippon Gas Co., Ltd.	9,800	180,659
Nisshin Oillio Group Ltd.	3,800	128,768
NSD Co., Ltd.	12,800	316,913
Open Up Group, Inc.	16,200	191,783
Prima Meat Packers Ltd.	7,900	124,217
S Foods, Inc.	7,300	132,748
Sangetsu Corp.	9,400	192,668
	Shares	Value ($)
TV Asahi Holdings Corp.	12,900	249,586
Zenkoku Hosho Co., Ltd.	31,200	697,048
(Cost $3,802,080)		4,243,205
Korea 2.4%
HD-Hyundai Marine Engine*	9,671	360,588
Hy-Lok Corp.	6,927	154,613
Hyundai Elevator Co., Ltd.	7,158	456,513
Satrec Initiative Co., Ltd.	5,819	204,940
TK Corp.	22,931	359,063
(Cost $1,264,971)		1,535,717
Malaysia 0.4%
Frencken Group Ltd. (Cost $221,279)	249,400	243,623
Netherlands 0.6%
Akzo Nobel NV	3,744	262,459
Pharming Group NV*	132,349	141,654
(Cost $375,155)		404,113
Puerto Rico 1.1%
Popular, Inc. (Cost $469,111)	6,236	687,270
Spain 0.2%
Grifols SA* (Cost $124,973)	12,679	155,148
Sweden 1.8%
BioGaia AB "B"	23,223	261,123
Cibus Nordic Real Estate AB publ	16,533	326,780
Hufvudstaden AB "A"	16,235	211,784
New Wave Group AB "B"	13,076	172,271
Vitrolife AB	10,056	148,655
(Cost $955,180)		1,120,613
Switzerland 1.9%
International Workplace Group PLC	118,324	339,633
Siegfried Holding AG (Registered)	7,836	881,447
(Cost $869,847)		1,221,080
United Kingdom 6.5%
Clarkson PLC	8,027	359,076
Computacenter PLC	10,566	348,306
Drax Group PLC	100,942	959,966
Genus PLC	16,649	468,145
Greggs PLC	20,613	543,688
nVent Electric PLC (b)	2,605	190,816
Softcat PLC	14,518	342,235
TechnipFMC PLC (b)	27,806	957,639
(Cost $2,778,717)		4,169,871
United States 64.1%
ACM Research, Inc. "A"*	9,271	240,119
Adeia, Inc.	16,645	235,360
Affiliated Managers Group, Inc.	4,495	884,481
Alcoa Corp.	14,438	426,065
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 3

	Shares	Value ($)
Alpha & Omega Semiconductor Ltd.*	7,949	203,971
Ambarella, Inc.*	4,507	297,755
Americold Realty Trust, Inc. (REIT)	21,462	356,913
Antero Midstream Corp.	6,883	130,433
Apple Hospitality REIT, Inc. (REIT)	18,296	213,514
Armada Hoffler Properties, Inc. (REIT)	33,913	232,982
Ashland, Inc.	6,148	309,122
Aspen Aerogels, Inc.*	40,333	238,771
Atkore, Inc.	9,731	686,522
Bank OZK	7,401	348,291
Benchmark Electronics, Inc.	21,886	849,833
Bridgebio Pharma, Inc.*	24,077	1,039,645
Brinker International, Inc.*	878	158,330
Butterfly Network, Inc.* (a)	51,991	103,982
C.H. Robinson Worldwide, Inc.	2,786	267,317
Casey's General Stores, Inc.	2,687	1,371,096
Cboe Global Markets, Inc.	1,578	368,005
Clean Energy Fuels Corp.*	123,532	240,887
Clearway Energy, Inc. "A"	8,709	263,534
CNX Resources Corp.*	23,547	793,063
Coeur Mining, Inc.*	35,396	313,609
Curtiss-Wright Corp.	1,162	567,695
Dick's Sporting Goods, Inc.	1,138	225,108
Ducommun, Inc.*	7,623	629,889
Duolingo, Inc.*	454	186,149
Easterly Government Properties, Inc. (REIT)	7,508	166,678
EastGroup Properties, Inc. (REIT)	2,146	358,640
EchoStar Corp. "A"*	10,479	290,268
EMCOR Group, Inc.	433	231,607
Enact Holdings, Inc.	17,515	650,682
Enphase Energy, Inc.*	4,825	191,311
Essent Group Ltd.	10,674	648,232
Essential Properties Realty Trust, Inc. (REIT)	7,490	239,006
Everus Construction Group, Inc.*	3,556	225,913
Exact Sciences Corp.*	14,285	759,105
Expedia Group, Inc.	905	152,655
Federal Agricultural Mortgage Corp. "C"	4,132	802,765
Four Corners Property Trust, Inc. (REIT)	29,198	785,718
Hasbro, Inc.	7,593	560,515
Healthpeak Properties, Inc. (REIT)	21,002	367,745
Hecla Mining Co.	84,587	506,676
Hillenbrand, Inc.	14,976	300,568
Impinj, Inc.*	1,880	208,812
Kimco Realty Corp. (REIT)	13,483	283,413
Kite Realty Group Trust (REIT)	13,787	312,276
Kontoor Brands, Inc.	3,695	243,759
	Shares	Value ($)
Ladder Capital Corp. (REIT)	22,361	240,381
Lumentum Holdings, Inc.*	10,995	1,045,185
Madison Square Garden Sports Corp.*	4,259	889,918
MaxLinear, Inc.*	16,197	230,159
MDU Resources Group, Inc.	13,818	230,346
Merchants Bancorp.	14,068	465,229
MGIC Investment Corp.	11,913	331,658
MicroStrategy, Inc. "A"*	2,930	1,184,394
Modine Manufacturing Co.*	4,918	484,423
Mr Cooper Group, Inc.*	1,907	284,544
National HealthCare Corp.	3,735	399,682
NiSource, Inc.	8,179	329,941
NMI Holdings, Inc.*	9,448	398,611
Option Care Health, Inc.*	18,924	614,652
Outset Medical, Inc.* (a)	6,673	128,188
Premier, Inc. "A"	39,190	859,437
Radian Group, Inc.	9,000	324,180
Ralph Lauren Corp.	1,540	422,391
Regal Rexnord Corp.	996	144,380
Reinsurance Group of America, Inc.	3,926	778,761
Rush Enterprises, Inc. "A"	13,817	711,714
Sensata Technologies Holding PLC	6,733	202,731
Senseonics Holdings, Inc.*	234,969	111,939
SentinelOne, Inc. "A"*	44,931	821,339
SiTime Corp.*	1,500	319,620
SkyWater Technology, Inc.* (a)	16,120	158,621
SkyWest, Inc.*	11,167	1,149,866
Stride, Inc.*	7,312	1,061,629
Synovus Financial Corp.	16,085	832,399
Taylor Morrison Home Corp.*	14,345	881,070
Thermon Group Holdings, Inc.*	13,220	371,218
TopBuild Corp.*	3,039	983,846
Trupanion, Inc.*	10,831	599,496
Unum Group	8,571	692,194
VF Corp.	13,163	154,665
Walker & Dunlop, Inc.	5,105	359,800
Williams-Sonoma, Inc.	809	132,166
YETI Holdings, Inc.*	15,393	485,187
Zions Bancorp. NA	13,128	681,868
(Cost $30,193,711)		40,966,613
Total Common Stocks (Cost $47,026,526)		62,793,523
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (c) (d) (Cost $681,525)	681,525	681,525
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

	Shares	Value ($)
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 4.37% (c) (Cost $1,165,192)	1,165,192	1,165,192

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $48,873,243)	101.1	64,640,240
Other Assets and Liabilities, Net	(1.1)	(701,878)
Net Assets	100.0	63,938,362
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (c) (d)
598,650	82,875 (e)	—	—	—	5,799	—	681,525	681,525
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 4.37% (c)
662,006	4,273,664	3,770,478	—	—	27,178	—	1,165,192	1,165,192
1,260,656	4,356,539	3,770,478	—	—	32,977	—	1,846,717	1,846,717

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2025 amounted to $667,941, which is 1.0% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 5

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$741,280	$—	$741,280
Canada	2,160,397	—	—	2,160,397
Denmark	—	457,745	—	457,745
Finland	—	148,797	—	148,797
France	—	2,144,218	—	2,144,218
Germany	—	458,471	—	458,471
Hong Kong	—	376,020	—	376,020
Ireland	199,805	209,393	—	409,198
Italy	—	1,150,144	—	1,150,144
Japan	—	4,243,205	—	4,243,205
Korea	—	1,535,717	—	1,535,717
Malaysia	—	243,623	—	243,623
Netherlands	—	404,113	—	404,113
Puerto Rico	687,270	—	—	687,270
Spain	—	155,148	—	155,148
Sweden	—	1,120,613	—	1,120,613
Switzerland	—	1,221,080	—	1,221,080
United Kingdom	1,148,455	3,021,416	—	4,169,871
United States	40,966,613	—	—	40,966,613
Short-Term Investments (a)	1,846,717	—	—	1,846,717
Total	$47,009,257	$17,630,983	$—	$64,640,240

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $47,026,526) — including $667,941 of securities loaned	$62,793,523
Investment in DWS Government & Agency Securities Portfolio (cost $681,525)*	681,525
Investment in DWS Central Cash Management Government Fund (cost $1,165,192)	1,165,192
Foreign currency, at value (cost $38,122)	39,225
Receivable for Fund shares sold	988
Dividends receivable	76,838
Affiliated securities lending income receivable	1,046
Foreign taxes recoverable	57,904
Other assets	544
Total assets	64,816,785
Liabilities
Payable upon return of securities loaned	681,525
Payable for Fund shares redeemed	104,187
Accrued management fee	29,471
Accrued Trustees' fees	1,283
Other accrued expenses and payables	61,957
Total liabilities	878,423
Net assets, at value	$63,938,362
Net Assets Consist of
Distributable earnings (loss)	18,256,895
Paid-in capital	45,681,467
Net assets, at value	$63,938,362
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($63,938,362 ÷ 6,277,778 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.18

*	Represents collateral on securities loaned.
for the six months ended June 30, 2025 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $42,023)	$709,438
Income distributions — DWS Central Cash Management Government Fund	27,178
Affiliated securities lending income	5,799
Total income	742,415
Expenses:
Management fee	240,513
Administration fee	29,162
Services to shareholders	696
Custodian fee	5,009
Audit fee	19,896
Legal fees	9,507
Tax fees	3,815
Reports to shareholders	11,187
Trustees' fees and expenses	1,992
Proxy fees	19,810
Other	9,262
Total expenses before expense reductions	350,849
Expense reductions	(72,487)
Total expenses after expense reductions	278,362
Net investment income	464,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,317,768
Foreign currency	(3,114)
2,314,654
Change in net unrealized appreciation (depreciation) on:
Investments	838,757
Foreign currency	9,000
847,757
Net gain (loss)	3,162,411
Net increase (decrease) in net assets resulting from operations	$3,626,464
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 7

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024*
Operations:
Net investment income	$464,053	$665,932
Net realized gain (loss)	2,314,654	3,808,457
Change in net unrealized appreciation (depreciation)	847,757	(885,836)
Net increase (decrease) in net assets resulting from operations	3,626,464	3,588,553
Distributions to shareholders:
Class A	(4,539,739)	(3,482,596)
Class B	—	(89,014)
Total distributions	(4,539,739)	(3,571,610)
Fund share transactions:
Class A
Proceeds from shares sold	1,160,056	1,733,248
Reinvestment of distributions	4,539,739	3,482,596
Payments for shares redeemed	(3,145,267)	(6,927,068)
Net increase (decrease) in net assets from Class A share transactions	2,554,528	(1,711,224)
Class B
Proceeds from shares sold	—	11,703
Reinvestment of distributions	—	89,014
Payments for shares redeemed	—	(1,739,957)
Net increase (decrease) in net assets from Class B share transactions	—	(1,639,240)
Increase (decrease) in net assets	1,641,253	(3,333,521)
Net assets at beginning of period	62,297,109	65,630,630
Net assets at end of period	$63,938,362	$62,297,109

Other Information
Class A
Shares outstanding at beginning of period	5,978,221	6,112,858
Shares sold	113,790	167,798
Shares issued to shareholders in reinvestment of distributions	502,184	362,393
Shares redeemed	(316,417)	(664,828)
Net increase (decrease) in Class A shares	299,557	(134,637)
Shares outstanding at end of period	6,277,778	5,978,221
Class B
Shares outstanding at beginning of period	—	174,583
Shares sold	—	1,192
Shares issued to shareholders in reinvestment of distributions	—	9,771
Shares redeemed	—	(185,546)
Net increase (decrease) in Class B shares	—	(174,583)
Shares outstanding at end of period	—	—

*	Includes Class B for the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Financial Highlights
DWS Global Small Cap VIP — Class A
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$10.42	$10.45	$8.52	$13.63	$11.90	$10.24
Income (loss) from investment operations:
Net investment income[a]	.08	.11	.11	.11	.06	.04
Net realized and unrealized gain (loss)	.45	.45	1.95	(3.19)	1.72	1.70
Total from investment operations	.53	.56	2.06	(3.08)	1.78	1.74
Less distributions from:
Net investment income	(.13 )	(.15 )	(.08 )	(.06 )	(.05 )	(.08 )
Net realized gains	(.64 )	(.44 )	(.05 )	(1.97)	—	—
Total distributions	(.77 )	(.59 )	(.13 )	(2.03)	(.05 )	(.08 )
Net asset value, end of period	$10.18	$10.42	$10.45	$8.52	$13.63	$11.90
Total Return (%)[b]	6.03 *	5.76	24.56	(24.05)	14.94	17.36
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	64	62	64	57	79	76
Ratio of expenses before expense reductions (%)[c]	1.13 **	1.09	1.09	1.10	1.05	1.10
Ratio of expenses after expense reductions (%)[c]	.89 **	.88	.85	.80	.81	.81
Ratio of net investment income (%)	1.58 **	1.03	1.15	1.11	.43	.38
Portfolio turnover rate (%)	30 *	37	26	27	38	9

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 9

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of three diversified funds: DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP; and one non-diversified fund: DWS Capital Growth VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Global Small Cap VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair

10 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2025, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 11

results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At June 30, 2025, the aggregate cost of investments for federal income tax purposes was $49,112,761. The net unrealized appreciation for all investments based on tax cost was $15,527,479. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $18,821,700 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,294,221.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies and investments in limited partnerships. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $17,904,007 and $19,600,736, respectively.

12 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.80%.
For the period from January 1, 2025 through April 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A shares at 0.86%.
For the six months ended June 30, 2025, fees waived and/or expenses reimbursed for Class A are $72,487.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $29,162, of which $4,963 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2025, the amounts charged to the Fund by DSC aggregated $364, of which $115 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $448, of which $324 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Ownership of the Fund
At June 30, 2025, three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 65%, 10% and 10%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2025.

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Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Global Small Cap VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2023.

14 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 15

have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS1glosc-BFE2024

16 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

VS1glosc-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Variable Series I

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/14/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/14/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/14/2025